Allocation of Net Income and Distributions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended						1 Months Ended		21 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Feb. 13, 2014 Subsequent Event [Member]		Feb. 13, 2014 Subsequent Event [Member]
Allocation of net income to general partner:
Net income													$ 1,119		$ 1,291		$ 1,604
Net income applicable to pre-partnership operations allocated to general partner													(49)		(244)		(226)
Net income applicable to noncontrolling interests													(3)		0		0
Net costs charged directly to general partner													1		1		(2)
Income subject to 2% allocation of general partner interest													1,068		1,048		1,376
General partner's share of net income													2.00%		2.00%		2.00%
General partner's allocated share of net income before items directly allocable to general partner interest													21		21		28
Priority allocations, including incentive distributions, paid to general partner													387	[1]	355	[1]	260	[1]
Net costs charged directly to general partner													(1)		(1)		2
Pre-partnership net income allocated to general partner interest													49		244		226
Net income allocated to general partner													456		619		516
Net income													1,119		1,291		1,604
Net income allocated to general partner													456		619		516
Net income applicable to noncontrolling interests													3		0		0
Net income allocated to common limited partners													660		672		1,088
Distributions Made to Members or Limited Partners [Abstract]
Payment Date	Nov. 12, 2013	Aug. 09, 2013	May 10, 2013	Feb. 08, 2013	Nov. 09, 2012	Aug. 10, 2012	May 11, 2012	Feb. 10, 2012	Nov. 11, 2011	Aug. 12, 2011	May 13, 2011	Feb. 11, 2011							Feb. 13, 2014	[2]
Per Unit Distribution (Paid)	$ 0.8775	$ 0.8625	$ 0.8475	$ 0.8275	$ 0.8075	$ 0.7925	$ 0.7775	$ 0.7625	$ 0.7475	$ 0.7325	$ 0.7175	$ 0.7025							$ 0.8925	[2]
Common Units Cash Distribution	385	357	351	329	287	274	268	227	217	213	208	204							392	[2]
2% General Partner Cash Distribution	11	11	10	9	8	7	8	6	6	6	5	5							11	[2]
Priority allocations, including incentive distributions, paid to general partner	46	121	112	104	99	92	86	78	71	67	63	59							153	[2]
Total Cash Distributions	442	489	473	442	394	373	362	311	294	286	276	268	1,846		1,440		1,124		556	[2]
Reduction in incentive distribution rights payment													$ 90								$ 147

[1]	The net income allocated to the general partner’s capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per common unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period but paid in the subsequent period
[2]	On February 13, 2014, we paid a cash distribution of $0.8925 per unit on our outstanding common units to unitholders of record at the close of business on February 6, 2014